Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Consolidated Balance Sheets [Abstract]
Allowances for doubtful accounts	$ 361	$ 340
Preferred stock, par value
Preferred stock, shares authorized and unissued	2,000,000	2,000,000
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	4,320,000,000	4,320,000,000
Common stock, shares issued	3,119,843,000	3,119,843,000
Treasury stock, shares	395,480,000	381,746,000